ORGANIZATION AND NATURE OF THE BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF THE BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF THE BUSINESS

Organization

Kaya Holdings, Inc. FKA (Alternative Fuels Americas, Inc.) is a holding company. The Company was incorporated in 1993 and engaged in a number of businesses until September, 2010. In October, 2010, the Company changed its name to Alternative Fuels Americas, Inc, in connection with the acquisition of a company by that name. The Company assumed its present name in March 2015, in connection with its commencement of operations in the legal cannabis market in Oregon.

The Company has four subsidiaries: Marijuana Holdings Americas, Inc., a Florida corporation (“MJAI”), which is majority-owned and was formed on March 27, 2014 to maintain ownership of the Company’s Oregon based cannabis operations, 34225 Kowitz Road, LLC, a wholly-owned Oregon limited liability company which held ownership of the Company’s 26 acre property in Lebanon, Oregon (inactive since Feb 28, 2023 when the subject property was sold), Kaya Brand International, Inc., a Florida Corporation (“KBI”) which is majority-owned and was formed on October 14, 2019 to expand the business overseas (active) and Fifth Dimension Therapeutics, Inc., a Florida corporation which is majority owned (“FDT ”) and was formed on December 13, 2022 to develop and maintain ownership of the Company’s planned Psychedelic Treatment Centers offering psilocybin treatments.

MJAI Oregon 1 LLC is the entity that holds the licenses for the Company’s retail store operations. MJAI Oregon 5 LLC is the entity that held the license application for the Company’s 26 acre farm property in Lebanon Oregon (property sold 2/28/23, inactive since that date).

KBI is the entity that holds controlling ownership interests in Kaya Farms Greece, S.A. (a Greek corporation) and Kaya Shalvah (“Kaya Farms Israel”, an Israeli corporation). These two entities were formed to facilitate expansion of the Company’s business in Greece and Israel respectively.

Fifth Dimension Therapeutics, Inc. (FDT) is the entity that was formed to hold interests in psychedelic treatment facilities, with operations initially targeted for Oregon where FDT holds a 49% stake in FDT Oregon 1, LLC (“FDT1”, an Oregon limited liability company) and the Company has an irrevocable option to acquire the remaining 51% stake in FDT1 after the sunsetting in January 1, 2025 of Oregon’s residency requirements for majority ownership in entities that hold OHA issued psilocybin licenses. On September 5, 2024, the Company issued 1,000,000 shares of common stock to FDT Oregon 1 LLC owners who are also the Company’s related party to pursuant to   acquire the remaining 51% equity interest of FDT Oregon 1 LLC after January 1, 2025 per the agreement.

Nature of the Business

In January 2014, KAYS incorporated MJAI, a wholly owned subsidiary, to focus on opportunities in the legal recreational and medical marijuana in the United States.

On July 3, 2014 opened its first Kaya Shack™ MMD in Portland, Oregon.  Between April of 2014 and December 31, 2023, KAYS owned and operated four (4) Kaya Shack™ retail cannabis medical and recreational dispensaries, three (3) Medical Marijuana Grow sites licensed by the OHA and two (2) Recreational Marijuana grow sites licensed by the OLCC (all in Oregon). The statuses of these operations are as follows:

The first Kaya Shack™ (Kaya Shack™ Store 1) opened in 2014 in Portland, Oregon at the same address as an Oregon Liquor and Cannabis Commission (OLCC) licensed medical and recreational marijuana retailer. On March 11, 2024, the Company notified the Oregon Liquor Control Commission (the “OLCC”) that we were temporarily closing this location. The Company is currently evaluating redeploying this remaining dispensary license to serve as a delivery hub for Portland residents, tourists and The Sacred Mushroom™ guests, among others.

Kaya Shack™ Store 2 was closed in December, 2022 as part of a sale and surrender agreement that the Company entered into with the OLCC to resolve an Administrative Action filed by the OLCC (as previously disclosed in the Company’s Annual Report on form 10-K for the period ending December 31, 2021 filed on April 18, 2022 and in the Company’s Quarterly report for the period ending March 31, 2022 filed on May 16, 2022). Per the terms of the agreement the Company agreed to either enter into a purchase and sale agreement for its retail license in South Salem by February 1, 2023 (the renewal date) or surrender the license. On April 21, 2023 the Company concluded the sale of Store 2 for $210,000, less a 6% closing commission and minor closing expenses. After these expenses and paying $75,000 to resolve three non-performing store leases in South Oregon, the Company netted $118,900.

Kaya Shack™ Store 3 and Kaya Shack™ Store 4 were both closed due to consolidation moves by the Company in 2020 and 2021, respectively, and the Company let the licenses lapse.

In August of 2017, the Company purchased a 26-acre parcel in Lebanon, Linn County, Oregon for $510,000 on which we intended to construct a Greenhouse Grow and Production Facility (the “Property”) and filed for OLCC licensure. In August of 2022, the Company entered into an agreement (the “CVC Agreement”) with CVC International, Inc. (“CVC”), an institutional investor who holds certain of the Company’s Convertible Promissory Notes (the “Notes”), one of which was secured by a $500,000 mortgage on the Property. CVC released its lien on the Property to enable the Company to sell the Property and utilize the proceeds therefrom for the benefit of the Company and its shareholders, without having to repay CVC the $500,000 Note held by CVC. Additionally, CVC agreed to advance certain sums against the sale of the Property (“Advances”), which amounted to $270,000 pending the sale of the Property. On February 28, 2023 we sold the Property for a price of $769,500, less commissions and customary closing costs. The net proceeds of the sale were used to repay the advances plus interest (including an additional $100,000 borrowed from another lender interest) and the Company realized net proceeds of approximately $302,000,000. The land is reflected on the balance sheet as assets held for sale for the year ended December 31, 2022 at a value of $516,076. The land was sold in 2023.

On September 26, 2019, the Company formed the majority owned subsidiary Kaya Brands International, Inc. (“KBI”) to serve as the Company’s vehicle for expansion into worldwide cannabis markets. Between September of 2019 and March 31, 2024 KBI has formed majority-owned subsidiaries in both Greece and Israel and its local operating subsidiaries have acquired interests in various licenses and entities.

On December 13, 2022 the Company formed Fifth Dimension Therapeutics ™ (“FDT”, a Florida Corporation) to seek to provide psychedelic services to sufferers of treatment resistant mental health diseases such as depression, PTSD and other mental health disorders. On January 3, 2023 the Oregon Health Authority (the “OHA”) began to accept license applications, allowing each entity to own and operate one (1) Psilocybin manufacturing and processing facility for the production of Psilocybin Mushrooms and derived therapeutics (“Psilocybins”), and up to five (5) Psilocybin Facilitation Centers where clients would go to ingest Psilocybins and experience effects under the supervision of State Licensed Facilitators.

On January 25, 2023 the Company confirmed that attorney Glenn E.J. Murphy was welcomed as a founding member to the FDT Board of Directors. Glenn will assist FDT with introductions to pharmaceutical companies seeking data and access to psychedelic patients, as well as advising on the development of intellectual property, structure of potential joint ventures, funding opportunities, acquisitions, and other related endeavors. Glenn has twenty-five years of private and corporate practice, including ten years in-house with the Henkel Group and more than fifteen years in private practice, Glenn's experience has touched on most every aspect of intellectual property practice.

On March 13, 2023, Bryan Arnold (one of KAYS Vice Presidents and its longest serving Oregon Employee) completed his OHA Certified Psilocybin Education through the Changra Institute and became one of the first eighteen graduates to obtain Psilocybin Facilitator certification in the State of Oregon. Bryan’s Facilitation License application has been approved by the OHA, and he now may oversee up to five (5) Psilocybin Treatment Facilities and up to one (1) Psilocybin Production Facility. Additionally, the Company expects to enroll additional potential licensee candidates within the coming months to bolster its ranks of OHA Licensed Psilocybin Facilitators as it moves forward with plans to open its first Psilocybin Clinic, subject to completion of financing and regulatory approvals.

On November 14, 2023 the Company filed a license application with the Oregon Department of Health (the “OHA”) for the licensure of The Sacred Mushroom™, an approximately 11,000 square foot psilocybin treatment center located in Portland, Oregon which would serve as the Company’s flagship psilocybin facility.

On March 6, 2024, the OHA completed its Psilocybin Service Center License Inspection and itemized three (3) facility structural/layout items that they wanted addressed/modified prior to issuing the facility license. On May 7, 2024, the Company had been awarded its license by the Oregon Health Authority to operate its Portland, Oregon psilocybin treatment center, The Sacred Mushroom. On July 2, 2024, the Company announced  that its licensed psilocybin treatment center, The Sacred Mushroom would open for business on July 5, 2024 and immediately commencing begin administering psilocybin treatments to eligible guests.

NOTE 1 – ORGANIZATION AND NATURE OF THE BUSINESS

Organization

Kaya Holdings, Inc. FKA (Alternative Fuels Americas, Inc.) is a holding company. The Company was incorporated in 1993 and has engaged in a number of businesses. Its name was changed on May 11, 2007 to NetSpace International Holdings, Inc. (a Delaware corporation) (“NetSpace”). NetSpace acquired 100% of Alternative Fuels Americas, Inc. (a Florida corporation) in January 2010 in a stock-for-member interest transaction and issued 6,567,247 shares of common stock and 100,000 shares of Series C convertible preferred stock to existing shareholders. Certificate of Amendment to the Certificate of Incorporation was filed in October 2010 changing the Company’s name from NetSpace International Holdings, Inc. to Alternative Fuels Americas, Inc. (a Delaware corporation). Certificate of Amendment to the Certificate of Incorporation was filed in March 2015 changing the Company’s name from Alternative Fuels Americas, Inc. (a Delaware corporation) to Kaya Holdings, Inc.

The Company has four subsidiaries: Marijuana Holdings Americas, Inc., a Florida corporation (“MJAI”), which is majority-owned and was formed on March 27, 2014 to maintain ownership of the Company’s Oregon based cannabis operations, 34225 Kowitz Road, LLC, a wholly-owned Oregon limited liability company which held ownership of the Company’s 26 acre property in Lebanon, Oregon (inactive since Feb 28, 2023 when the subject property was sold), Kaya Brand International, Inc., a Florida Corporation (“KBI”) which is majority-owned and was formed on October 14, 2019 to expand the business overseas (active) and Fifth Dimension Therapeutics, Inc., a Florida corporation which is majority owned (“FTD”) and was formed on December 13, 2022 to develop and maintain ownership of the Company’s planned Psychedelic Treatment Centers offering psilocybin treatments.

MJAI Oregon 1 LLC is the entity that holds the licenses for the Company’s retail store operations. MJAI Oregon 5 LLC is the entity that held the license application for the Company’s 26 acre farm property in Lebanon Oregon (property sold 2/28/23, inactive since that date).

KBI is the entity that holds controlling ownership interests in Kaya Farms Greece, S.A. (a Greek corporation) and Kaya Shalvah (“Kaya Farms Israel”, an Israeli corporation). These two entities were formed to facilitate expansion of the Company’s business in Greece and Israel respectively.

Fifth Dimension Therapeutics, Inc. (FTD) is the entity that was formed to hold interests in psychedelic treatment facilities, with operations initially targeted for Oregon where FDT holds a 49% stake in FDT Oregon 1, LLC (“FDT1”, an Oregon limited liability company) and has an irrevocable option to acquire the remaining 51% stake in FDT1 after the sunsetting in January 1, 2025 of Oregon’s residency requirements for majority ownership in entities that hold OHA issued Psilocybin Licenses.

Nature of the Business

In January 2014, KAYS incorporated MJAI, a wholly owned subsidiary, to focus on opportunities in the legal recreational and medical marijuana in the United States.

On July 3, 2014 opened its first Kaya Shack™ MMD in Portland, Oregon.  Between April of 2014 and December 31, 2023, KAYS owned and operated four (4) Kaya Shack™ retail cannabis medical and recreational dispensaries, three (3) Medical Marijuana Grow sites licensed by the OHA and two (2) Recreational Marijuana grow sites licensed by the OLCC (all in Oregon). The statuses of these operations are as follows:

The first Kaya Shack™ (Kaya Shack™ Store 1) opened in 2014 in Portland, Oregon at the same address as an Oregon Liquor and Cannabis Commission (OLCC) licensed medical and recreational marijuana retailer. On March 11, 2024, the Company notified the Oregon Liquor Control Commission (the “OLCC”) that we were temporarily closing this location. The Company is currently evaluating redeploying this remaining dispensary license to serve as a delivery hub for Portland residents, tourists and The Sacred Mushroom™ guests, among others.

Kaya Shack™ Store 2 was closed in December, 2022 as part of a sale and surrender agreement that the Company entered into with the OLCC to resolve an Administrative Action filed by the OLCC (as previously disclosed in the Company’s Annual Report on form 10-K for the period ending December 31, 2021 filed on April 18, 2022 and in the Company’s Quarterly report for the period ending March 31, 2022 filed on May 16, 2022). Per the terms of the agreement the Company agreed to either enter into a purchase and sale agreement for its retail license in South Salem by February 1, 2023 (the renewal date) or surrender the license. On April 21, 2023 the Company concluded the sale of Store 2 for $210,000, less a 6% closing commission and minor closing expenses. After these expenses and paying $75,000 to resolve three non-performing store leases in South Oregon, the Company netted $118,900.

Kaya Shack™ Store 3 and Kaya Shack™ Store 4 were both closed due to consolidation moves by the Company in 2020 and 2021, respectively, and the Company let the licenses lapse.

In August of 2017, the Company purchased a 26-acre parcel in Lebanon, Linn County, Oregon for $510,000 on which we intended to construct a Greenhouse Grow and Production Facility (the “Property”) and filed for OLCC licensure. In August of 2022, the Company entered into an agreement (the “CVC Agreement”) with CVC International, Inc. (“CVC”), an institutional investor who holds certain of the Company’s Convertible Promissory Notes (the “Notes”), one of which was secured by a $500,000 mortgage on the Property. CVC released its lien on the Property to enable the Company to sell the Property and utilize the proceeds therefrom for the benefit of the Company and its shareholders, without having to repay CVC the $500,000 Note held by CVC. Additionally, CVC agreed to advance certain sums against the sale of the Property (“Advances”), which amounted to $270,000 pending the sale of the Property. On February 28, 2023 we sold the Property for a price of $769,500, less commissions and customary closing costs. The net proceeds of the sale were used to repay the advances plus interest (including an additional $100,000 borrowed from another lender interest) and the Company realized net proceeds of approximately $302,000,000. The land is reflected on the balance sheet as assets held for sale for the year ended December 31, 2022 at a value of $516,076. The land was sold in 2023.

On September 26, 2019, the Company formed the majority owned subsidiary Kaya Brands International, Inc. (“KBI”) to serve as the Company’s vehicle for expansion into worldwide cannabis markets. Between September of 2019 and December 31, 2023 KBI has formed majority-owned subsidiaries in both Greece and Israel and its local operating subsidiaries have acquired interests in various licenses and entities.

On December 13, 2022 the Company formed Fifth Dimension Therapeutics ™ (“FTD”, a Florida Corporation) to seek to provide psychedelic services to sufferers of treatment resistant mental health diseases such as depression, PTSD and other mental health disorders. On January 3, 2023 the Oregon Health Authority (the “OHA”) began to accept license applications, allowing each entity to own and operate one (1) Psilocybin manufacturing and processing facility for the production of Psilocybin Mushrooms and derived therapeutics (“Psilocybins”), and up to five (5) Psilocybin Facilitation Centers where clients would go to ingest Psilocybins and experience effects under the supervision of State Licensed Facilitators.

On January 25, 2023 the Company confirmed that attorney Glenn E.J. Murphy was welcomed as a founding member to the FDT Board of Directors. Glenn will assist FDT with introductions to pharmaceutical companies seeking data and access to psychedelic patients, as well as advising on the development of intellectual property, structure of potential joint ventures, funding opportunities, acquisitions, and other related endeavors. Glenn has twenty-five years of private and corporate practice, including ten years in-house with the Henkel Group and more than fifteen years in private practice, Glenn's experience has touched on most every aspect of intellectual property practice.

On March 13, 2023, Bryan Arnold (one of KAYS Vice Presidents and its longest serving Oregon Employee) completed his OHA Certified Psilocybin Education through the Changra Institute and became one of the first eighteen graduates to obtain Psilocybin Facilitator certification in the State of Oregon. Bryan’s Facilitation License application has been approved by the OHA, and he now may oversee up to five (5) Psilocybin Treatment Facilities and up to one (1) Psilocybin Production Facility. Additionally, the Company expects to enroll additional potential licensee candidates within the coming months to bolster its ranks of OHA Licensed Psilocybin Facilitators as it moves forward with plans to open its first Psilocybin Clinic, subject to completion of financing and regulatory approvals.

On November 14, 2023 the Company filed a license application with the Oregon Department of Health (the “OHA”) for the licensure of The Sacred Mushroom™, an approximately 11,000 square foot psilocybin treatment center located in Portland, Oregon which would serve as the Company’s flagship psilocybin facility.

On March 6, 2024, the OHA completed its Psilocybin Service Center License Inspection and itemized three (3) facility structural/layout items that they wanted addressed/modified prior to issuing the facility license. The Company is currently completing the items and expects to have the follow-up inspection and final license issuance issued prior to the end of April, 2024.